Disclosure of detailed information about lease obligation classified between current and non-current (Details) - USD ($)	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Less than one year	$ 382,444	$ 388,834	$ 155,543
Greater than one year			285,742
Total lease obligation	382,444	388,834	441,285	$ 587,551
Equipments [member]
IfrsStatementLineItems [Line Items]
Less than one year	5,484		12,575
Greater than one year			5,484
Total lease obligation	5,484	11,874	18,059	24,048
Office lease [member]
IfrsStatementLineItems [Line Items]
Less than one year	376,960		142,968
Greater than one year			280,258
Total lease obligation	$ 376,960	$ 376,960	$ 423,226	$ 563,503